Business Combination (Details) - 1 months ended Mar. 30, 2022 - Hangzhou Xu Zhihang [Member]	USD ($)	CNY (¥)
Business Combination [Line Items]
Percentage of equity interest	60.00%
Cash consideration	$ 94,647	¥ 600,000
Owned subsidiary, percentage	60.00%